Derivative Instruments (Effect Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Designated As Hedging Instrument [Member]
Derivative [Line Items]
Gains (Losses) Recognized in Income					$ 0		$ 0		$ 0		$ 0
Gains (Losses) Recognized in OCI					0		12		12		98
Gains (Losses) Reclassified From OCI into Income					0		0		0		0
Nondesignated [Member]
Derivative [Line Items]
Gains (Losses) Recognized in Income	(5,432)		(4,097)		(181)		(5,118)		(4,794)		3,159
Gains (Losses) Recognized in OCI	0		0		0		0		0		0
Gains (Losses) Reclassified From OCI into Income	0		0		0		0		0		0
Interest Rate Contract [Member] | Designated As Hedging Instrument [Member]
Derivative [Line Items]
Gains (Losses) Recognized in Income					0		0		0		0
Gains (Losses) Recognized in OCI					0		12		12		98
Gains (Losses) Reclassified From OCI into Income					0		0		0		0
Foreign Exchange Contract [Member] | Nondesignated [Member]
Derivative [Line Items]
Gains (Losses) Recognized in Income	(5,432)	[1]	(4,097)	[1]	(181)	[1]	(5,118)	[1]	(4,794)	[2]	3,159	[2]
Gains (Losses) Recognized in OCI	0	[1]	0	[1]	0	[1]	0	[1]	0	[2]	0	[2]
Gains (Losses) Reclassified From OCI into Income	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[2]	$ 0	[2]

[1]	The gains/(losses) on these derivatives substantially offset the (losses)/gains on the hedged portion of foreign intercompany balances.
[2]	The gains/(losses) shown on these derivatives substantially offset the gain or loss on the hedged portion of foreign intercompany balances.